SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary Of Significant Accounting Policies
SCHEDULE OF PLANT AND EQUIPMENT DEPRECIATION PERIODS

Property, plant and equipment are stated at cost, with depreciation and amortization provided using the straight-line method over the following periods:

Asset Categories	Depreciation Periods
Renovation	over the remaining lease period
Computer Systems	4 to 5 years
Furniture and Fittings	10 years
Electrical Fittings	10 years
Handphone	5 years
Office Equipment	10 years
Motor Vehicle	5 years
Property	50 years

Property, plant and equipment are stated at cost, with depreciation and amortization provided using the straight-line method over the following periods:

Asset Categories	Depreciation Periods
Renovation	over the remaining lease period
Computer Systems	4 to 5 years
Furniture and Fittings	10 years
Electrical Fittings	10 years
Handphone	5 years
Office Equipment	10 years
Motor Vehicle	5 years
Property	50 years

SCHEDULE OF FOREIGN EXCHANGE RATE

Translation of amounts from the local currency of the Company into US$1 has been made at the following exchange rates for the respective periods:

	For the three months ended March 31,
	2025	2024
Period-end MYR : US$1 exchange rate	4.44	4.72
Period-average MYR : US$1 exchange rate	4.45	4.73
Period-end HK$ : US$1 exchange rate	7.78	7.75
Period-average HK$ : US$1 exchange rate	7.78	7.75
Period-end THB : US$1 exchange rate	33.95	36.37
Period-average THB : US$1 exchange rate	33.93	35.86

Translation of amounts from the local currency of the Company into US$1 has been made at the following exchange rates for the respective periods:

	For the years ended December 31
	2024	2023
Period-end MYR : US$1 exchange rate	4.47	4.59
Period-average MYR : US$1 exchange rate	4.56	4.57
Period-end HK$ : US$1 exchange rate	7.75	7.75
Period-average HK$ : US$1 exchange rate	7.75	7.75
Period-end THB : US$1 exchange rate	34.34	-
Period-average THB : US$1 exchange rate	35.23	-